                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8372

                           Travelers Series Fund Inc.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:
                                 (800) 451-2010

                      Date of fiscal year end: October 31
                    Date of reporting period: April 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

                          TRAVELERS SERIES FUND INC.

                                 SMITH BARNEY
                          AGGRESSIVE GROWTH PORTFOLIO

                                 SMITH BARNEY
                            MID CAP CORE PORTFOLIO

                     SEMI-ANNUAL REPORT  |  APRIL 30, 2003



         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

                                 WHAT'S INSIDE

Letter From the Chairman............  1

Schedules of Investments............  2

Statements of Assets and Liabilities 10

Statements of Operations............ 11

Statements of Changes in Net Assets. 12

Notes to Financial Statements....... 14

Financial Highlights................ 18

                           LETTER FROM THE CHAIRMAN

[PHOTO]


R. JAY GERKEN
Chairman, President and Chief Executive Officer



Dear Shareholder,
The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report and we will be reflecting other changes in future reports. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer

May 27, 2003

    1 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2003

                   SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

  SHARES                         SECURITY                          VALUE
----------------------------------------------------------------------------
COMMON STOCK -- 93.1%
Biotechnology -- 18.3%
    162,500 Alkermes, Inc.*                                     $  1,621,750
    488,745 Amgen Inc.*                                           29,964,956
    568,850 Chiron Corp.*                                         23,226,145
     43,200 Genentech, Inc.*                                       1,641,168
            Genzyme Corp.:
     11,574   Biosurgery Division*                                    22,801
    644,600   General Division*                                   25,964,488
    165,775 ImClone Systems Inc.*                                  3,023,736
      2,300 Nabi Biopharmaceuticals*                                  14,398
----------------------------------------------------------------------------
                                                                  85,479,442
----------------------------------------------------------------------------
Broadcasting/Cable -- 16.2%
  1,038,275 Cablevision Systems New York Group, Class A Shares*   23,278,125
            Comcast Corp.:
    114,842   Class A Shares*                                      3,664,608
    745,260   Class A Special Shares*                             22,402,516
  1,361,400 Liberty Media Corp., Class A Shares*                  14,975,400
    254,699 Viacom Inc., Class B Shares*                          11,056,484
     34,600 World Wrestling Entertainment, Inc.*                     314,168
----------------------------------------------------------------------------
                                                                  75,691,301
----------------------------------------------------------------------------
Communications -- 1.7%
     71,000 AT&T Corp.                                             1,210,550
    161,100 C-COR.net Corp.*                                         549,351
    384,325 Nokia Oyj ADR                                          6,368,265
----------------------------------------------------------------------------
                                                                   8,128,166
----------------------------------------------------------------------------
Computer Hardware -- 1.3%
    509,076 Maxtor Corp.*                                          2,799,918
    242,000 Quantum Corp. -- DLT & Storage Systems*                  834,900
    100,000 Sandisk Corp.*                                         2,420,000
----------------------------------------------------------------------------
                                                                   6,054,818
----------------------------------------------------------------------------
Computer Software/Internet -- 3.1%
    730,367 AOL Time Warner Inc.*                                  9,991,421
     75,000 DSP Group Inc.*                                        1,567,500
     32,264 Microsoft Corp.                                          824,990
    105,000 RSA Security Inc.*                                     1,006,950
     75,000 Verity, Inc.*                                          1,239,750
----------------------------------------------------------------------------
                                                                  14,630,611
----------------------------------------------------------------------------
Diversified Technology -- 1.2%
    125,000 Cabot Microelectronics Corp.*                          5,402,500
     12,400 Excel Technology, Inc.*                                  284,208
----------------------------------------------------------------------------
                                                                   5,686,708
----------------------------------------------------------------------------

                      See Notes to Financial Statements.

    2 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                   SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

  SHARES                 SECURITY                 VALUE
-----------------------------------------------------------
Drug Delivery/Testing -- 1.1%
      1,400 Albany Molecular Research, Inc.*   $     16,156
      5,400 Cygnus, Inc.*                             2,484
     90,000 IMPATH Inc.*                          1,323,000
    296,666 King Pharmaceuticals, Inc.*           3,740,958
-----------------------------------------------------------
                                                  5,082,598
-----------------------------------------------------------
Electronics - Military -- 1.8%
    183,800 L-3 Communications Holdings, Inc.*    8,160,720
-----------------------------------------------------------
Healthcare - Miscellaneous -- 0.6%
     55,100 Biosite Diagnostics Inc.*             2,351,668
    173,000 Nanogen, Inc.*                          252,580
        800 Tularik Inc.*                             4,376
-----------------------------------------------------------
                                                  2,608,624
-----------------------------------------------------------
Investment Banking and Other Financials -- 11.7%
     33,000 Astoria Financial Corp.                 825,660
     72,725 CIT Group Inc.                        1,481,408
    380,300 Lehman Brothers Holdings Inc.        23,947,491
    404,400 Merrill Lynch & Co., Inc.            16,600,620
    225,000 Nasdaq-100 Index Tracking Stock*      6,176,250
    153,010 Neuberger Berman Inc.                 4,697,407
     54,900 Roslyn Bancorp, Inc.                  1,047,492
-----------------------------------------------------------
                                                 54,776,328
-----------------------------------------------------------
Managed Healthcare Providers -- 6.3%
    318,000 UnitedHealth Group Inc.              29,297,340
-----------------------------------------------------------
Multi-Industry -- 2.6%
    762,412 Tyco International Ltd.              11,893,627
-----------------------------------------------------------
Oil Field Equipment/Services -- 5.5%
    165,800 Core Laboratories N.V.*               1,658,000
    403,150 Grant Prideco, Inc.*                  4,599,941
    486,450 Weatherford International, Inc.*     19,569,884
-----------------------------------------------------------
                                                 25,827,825
-----------------------------------------------------------
Pharmaceuticals -- 15.6%
    633,800 Forest Laboratories, Inc.*           32,780,136
    280,000 ICN Pharmaceuticals, Inc.             2,450,000
    408,806 IDEC Pharmaceuticals Corp.*          13,388,396
    224,750 Isis Pharmaceuticals, Inc.*           1,242,868
    189,448 Johnson & Johnson                    10,677,289
    663,905 Millennium Pharmaceuticals, Inc.*     7,302,955
     12,189 Pfizer Inc.                             374,812
    101,200 SICOR Inc.*                           1,814,516
    229,400 Vertex Pharmaceuticals Inc.*          2,768,858
-----------------------------------------------------------
                                                 72,799,830
-----------------------------------------------------------


                      See Notes to Financial Statements.

    3 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                   SMITH BARNEY AGGRESSIVE GROWTH PORTFOLIO

  SHARES                                SECURITY                                VALUE
-----------------------------------------------------------------------------------------
Semiconductors -- 3.3%
    229,000 Cirrus Logic, Inc.*                                              $    622,880
     65,000 Cree, Inc.*                                                         1,296,750
    277,334 Intel Corp.                                                         5,102,946
    634,300 Micron Technology, Inc.*                                            5,391,550
     25,000 ParthusCeva, Inc.*                                                    106,250
     10,300 Standard Microsystems Corp.*                                          130,398
    241,091 Teradyne, Inc.*                                                     2,796,656
-----------------------------------------------------------------------------------------
                                                                               15,447,430
-----------------------------------------------------------------------------------------
Telephone Cellular -- 2.8%
    709,360 AT&T Wireless Services Inc.*                                        4,582,466
    760,000 Motorola, Inc.                                                      6,011,600
    470,000 RF Micro Devices, Inc.*                                             2,232,500
-----------------------------------------------------------------------------------------
                                                                               12,826,566
-----------------------------------------------------------------------------------------
            TOTAL COMMON STOCK
            (Cost -- $582,560,673)                                            434,391,934
-----------------------------------------------------------------------------------------
   FACE
  AMOUNT                                SECURITY                                VALUE
-----------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.9%
$32,194,000 UBS PaineWebber Inc., 1.270% due 5/1/03; Proceeds at maturity --
             $32,195,136; (Fully collateralized by U.S. Treasury Notes,
             1.875% due 9/30/04; Market value -- $32,837,880)
             (Cost -- $32,194,000)                                             32,194,000
-----------------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $614,754,673**)                                         $466,585,934
-----------------------------------------------------------------------------------------

* Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt


                      See Notes to Financial Statements.

    4 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003

                      SMITH BARNEY MID CAP CORE PORTFOLIO

  SHARES                       SECURITY                        VALUE
-----------------------------------------------------------------------
COMMON STOCK -- 93.3%
Aerospace/Defense -- 1.5%
     17,605 Alliant Techsystems Inc.*                       $   945,741
-----------------------------------------------------------------------
Biotechnology -- 0.3%
      3,075 iShares Nasdaq Biotechnology Index Fund             176,198
-----------------------------------------------------------------------
Broadcast Media -- 2.2%
      7,450 Entercom Communications Corp.*                      361,996
     15,500 Lin TV Corp.*                                       370,605
     22,660 Univision Communications, Inc., Class A Shares*     686,145
-----------------------------------------------------------------------
                                                              1,418,746
-----------------------------------------------------------------------
Building/Construction -- 0.9%
      7,075 Jacobs Engineering Group, Inc.*                     291,136
      5,600 Lennar Corp.                                        303,744
-----------------------------------------------------------------------
                                                                594,880
-----------------------------------------------------------------------
Business Services -- 1.9%
     51,468 The Bisys Group, Inc.*                              868,787
     10,970 Manpower, Inc.                                      360,694
-----------------------------------------------------------------------
                                                              1,229,481
-----------------------------------------------------------------------
Chemicals -- 4.7%
     17,020 Ecolab Inc.                                         869,552
     17,140 Engelhard Corp.                                     420,787
     36,810 International Flavors & Fragrances Inc.+          1,169,822
      8,975 Praxair, Inc.                                       521,268
-----------------------------------------------------------------------
                                                              2,981,429
-----------------------------------------------------------------------
Commercial Products -- 1.7%
     15,350 Fastenal Co.                                        530,957
     11,275 W.W. Grainger, Inc.                                 520,341
-----------------------------------------------------------------------
                                                              1,051,298
-----------------------------------------------------------------------
Computer Hardware -- 0.7%
      3,575 Imation Corp.*                                      122,623
     29,050 Symbol Technologies, Inc.                           317,517
-----------------------------------------------------------------------
                                                                440,140
-----------------------------------------------------------------------
Computer Software -- 7.7%
      9,350 Actel Corp.*                                        185,224
    181,975 Agere Systems Inc.*                                 325,735
     75,400 BEA Systems, Inc.*                                  807,534
     49,100 Borland Software Corp.*                             445,337
      7,975 Business Objects S.A., Sponsored ADR*               173,297
      8,050 Electronic Arts Inc.*                               477,124

                      See Notes to Financial Statements.

    5 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003



                      SMITH BARNEY MID CAP CORE PORTFOLIO

        SHARES                     SECURITY                      VALUE
       ------------------------------------------------------------------
       Computer Software -- 7.7% (continued)
         11,805 Intuit Inc.*                                   $  457,798
         15,380 Mercury Interactive Corp.*                        521,997
         44,770 Network Associates, Inc.*                         511,721
         56,250 Quest Software, Inc.                              601,875
         13,950 TIBCO Software Inc.                                68,774
         15,650 VERTIAS Software Corp.*                           344,456
       ------------------------------------------------------------------
                                                                4,920,872
       ------------------------------------------------------------------
       Consumer Products and Services -- 3.3%
         18,615 Alberto-Culver Co., Class B Shares                887,563
         12,750 Avery Dennison Corp.                              675,878
         11,149 Weight Watchers International, Inc.*              523,780
       ------------------------------------------------------------------
                                                                2,087,221
       ------------------------------------------------------------------
       Energy -- 8.6%
          7,675 Ameren Corp.                                      314,522
         17,390 Cooper Cameron Corp.*                             832,285
         24,565 Murphy Oil Corp.                                1,023,132
         14,225 Nabors Industries, Inc.*                          557,620
         22,740 Newfield Exploration Co.*                         782,029
         12,475 Puget Energy, Inc.                                263,472
         15,975 Smith International, Inc.                         568,071
         27,400 Weatherford International, Inc.*                1,102,302
       ------------------------------------------------------------------
                                                                5,443,433
       ------------------------------------------------------------------
       Entertainment -- 0.9%
         29,750 Royal Caribbean Cruises Ltd.                      552,457
       ------------------------------------------------------------------
       Financial Services -- 9.5%
         35,225 Banknorth Group, Inc.                             841,173
          5,165 The Chicago Mercantile Exchange                   292,029
         19,325 Compass Bancshares, Inc.                          651,639
         22,440 Doral Financial Corp.                             897,824
         31,810 Investors Financial Services Corp.                693,776
         15,120 M&T Bank Corp.                                  1,277,186
         12,300 Nasdaq-100 Index Tracking Stock                   337,635
         24,990 National Commerce Financial Corp.                 508,297
         28,432 Waddell & Reed Financial, Inc., Class A Shares    568,640
       ------------------------------------------------------------------
                                                                6,068,199
       ------------------------------------------------------------------
       Food and Beverage -- 2.8%
          7,825 Dean Foods Co.*                                   340,622
         21,065 Hormel Foods Corp.                                484,706
         19,981 Pepsi Bottling Group, Inc.                        410,410
         16,205 Performance Food Group Co.                        568,471
       ------------------------------------------------------------------
                                                                1,804,209
       ------------------------------------------------------------------


                      See Notes to Financial Statements.


    6 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                      SMITH BARNEY MID CAP CORE PORTFOLIO

     SHARES                       SECURITY                         VALUE
    -----------------------------------------------------------------------
    Insurance -- 8.2%
      27,260 Ambac Financial Group, Inc.+++                      $1,590,621
      10,260 Anthem, Inc.*                                          704,246
      22,910 IPC Holdings, Ltd.                                     786,958
      15,631 Nationwide Financial Services, Inc., Class A Shares    440,013
      13,650 PartnerRe Ltd.                                         730,275
       8,200 Stancorp Financial Group, Inc.                         440,340
      15,900 Willis Group Holdings Ltd.                             495,921
    -----------------------------------------------------------------------
                                                                  5,188,374
    -----------------------------------------------------------------------
    Machinery -- 0.7%
      13,905 IDEX Corp.                                             442,874
    -----------------------------------------------------------------------
    Manufacturing -- 5.5%
      30,900 Alliance Gaming Corp.*                                 493,473
      11,660 American Standard Cos. Inc.*                           830,075
      20,425 ASML Holding N.V.*                                     179,944
      14,930 Imax Corp.*                                            117,648
      11,200 Lear Corp.*                                            445,088
       5,875 Mohawk Industries, Inc.*                               325,886
       9,350 Navistar International Corp.                           260,865
      10,800 Parker-Hannifin Corp.                                  439,344
      27,475 Smurfit-Stone Container Corp.                          386,573
    -----------------------------------------------------------------------
                                                                  3,478,896
    -----------------------------------------------------------------------
    Medical Products and Services -- 7.4%
      15,310 Alcon, Inc.*                                           674,404
       9,425 DENTSPLY International Inc.                            352,966
      16,515 Lincare Holdings Inc.*                                 501,561
      27,875 Mylan Laboratories Inc.                                788,026
       6,995 Patterson Dental Co.*                                  280,989
      16,475 St. Jude Medical, Inc.                                 864,279
      12,000 Triad Hospitals, Inc.*                                 264,120
      10,930 Universal Health Services, Inc., Class B Shares        422,663
      12,022 Zimmer Holdings, Inc.*                                 563,832
    -----------------------------------------------------------------------
                                                                  4,712,840
    -----------------------------------------------------------------------
    Pharmaceuticals -- 3.3%
      27,380 Gilead Sciences, Inc.*                               1,263,313
      17,385 Teva Pharmaceutical Industries Ltd., Sponsored ADR     811,879
    -----------------------------------------------------------------------
                                                                  2,075,192
    -----------------------------------------------------------------------
    Printing and Publishing -- 2.3%
      10,735 E.W. Scripps Co.                                       850,749
         808 The Washington Post Co.                                589,032
    -----------------------------------------------------------------------
                                                                  1,439,781
    -----------------------------------------------------------------------


                      See Notes to Financial Statements.


    7 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                      SMITH BARNEY MID CAP CORE PORTFOLIO

 SHARES                       SECURITY                          VALUE
------------------------------------------------------------------------
Real Estate Investment Trust -- 0.6%
  13,672 The St. Joe Co.                                     $   400,590
------------------------------------------------------------------------
Retail -- 6.8%
   8,180 Abercrombie & Fitch Co., Class A shares*                268,958
   9,450 Barnes & Nobles, Inc.*                                  186,165
  16,740 Bed Bath & Beyond Inc.*                                 661,397
  12,590 CDW Computer Centers, Inc.*                             536,838
  17,525 Landry's Restaurants, Inc.                              327,718
  13,950 Outback Steakhouse, Inc.                                498,573
  52,775 PETsMART, Inc.*                                         798,486
   5,350 Whole Foods Market, Inc.                                317,576
  28,050 Williams-Sonoma, Inc.*                                  725,934
------------------------------------------------------------------------
                                                               4,321,645
------------------------------------------------------------------------
Technology -- 4.4%
   8,420 Affiliated Computer Services, Inc., Class A shares*     401,634
   8,575 Amphenol Corp.*                                         379,787
  22,120 Exar Corp.*                                             326,270
  23,800 Jabil Circuit, Inc.*                                    445,060
   9,555 Microchip Technology Inc.*                              198,648
  38,240 Semtech Corp.*                                          608,016
  37,275 Teradyne, Inc.*                                         432,390
------------------------------------------------------------------------
                                                               2,791,805
------------------------------------------------------------------------
Telecommunications -- 0.5%
  11,275 Amdocs Ltd.*                                            199,116
  28,650 CIENA Corp.*                                            139,526
------------------------------------------------------------------------
                                                                 338,642
------------------------------------------------------------------------
Transportation -- 2.0%
  16,550 C.H. Robinson Worldwide, Inc.                           608,875
   9,115 Expeditors International of Washington, Inc.            331,412
  10,450 JetBlue Airways Corp.*                                  328,444
------------------------------------------------------------------------
                                                               1,268,731
------------------------------------------------------------------------
Utilities -- 4.9%
  20,475 KeySpan Corp.                                           693,488
  15,985 NSTAR                                                   690,552
  21,850 Pepco Holding, Inc.                                     375,383
  22,625 SCANA Corp.                                             718,118
  24,150 Wisconsin Energy Corp.                                  635,869
------------------------------------------------------------------------
                                                               3,113,410
------------------------------------------------------------------------
         TOTAL COMMON STOCK
         (Cost -- $57,365,988)                                59,287,084
------------------------------------------------------------------------

                      See Notes to Financial Statements.

    8 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2003


                      SMITH BARNEY MID CAP CORE PORTFOLIO

   FACE
  AMOUNT                                 SECURITY                                   VALUE
--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.7%
$4,280,000 Merrill Lynch & Co., Inc., 1.250% due 5/1/03; Proceeds at maturity --
            $4,280,149; (Fully collateralized by various U.S. government agency obligations, 0.000% to 4.875% due 5/9/03 to 11/15/07;
            Market value -- $4,365,612) (Cost -- $4,280,000)                     $ 4,280,000
--------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100%
           (Cost -- $61,645,988**)                                               $63,567,084
--------------------------------------------------------------------------------------------

 * Non-income producing security.
 + All or a portion of this security is segregated for open futures contracts commitments (See Note 4).
 ++All or a portion of this security is held as collateral for open futures contracts commitments (See Note 4).
** Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

    9 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                 APRIL 30, 2003

                                                               Smith Barney    Smith Barney
                                                             Aggressive Growth Mid Cap Core
                                                                 Portfolio      Portfolio
--------------------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost -- $614,754,673 and
   $61,645,988, respectively)                                  $ 466,585,934   $ 63,567,084
  Cash                                                                   674            883
  Receivable for securities sold                                          --        839,120
  Receivable for Fund shares sold                                    404,253         43,489
  Dividends and interest receivable                                   23,978         33,227
  Receivable from broker -- variation margin                              --         13,500
  Other receivables                                                   61,715          5,910
-------------------------------------------------------------------------------------------
  Total Assets                                                   467,076,554     64,503,213
-------------------------------------------------------------------------------------------
LIABILITIES:
  Management fees payable                                            293,305         38,596
  Payable for Fund shares purchased                                   25,559             --
  Payable for securities purchased                                        --      1,792,460
  Accrued expenses                                                    51,788         29,168
-------------------------------------------------------------------------------------------
  Total Liabilities                                                  370,652      1,860,224
-------------------------------------------------------------------------------------------
Total Net Assets                                               $ 466,705,902   $ 62,642,989
-------------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                  $         471   $         61
  Capital paid in excess of par value                            618,985,591     73,363,116
  Accumulated net investment loss                                   (974,904)            --
  Undistributed net investment income                                     --          1,560
  Accumulated net realized loss from security transactions
   and futures contracts                                          (3,136,517)   (12,804,497)
  Net unrealized appreciation (depreciation) of investments
   and futures contracts                                        (148,168,739)     2,082,749
-------------------------------------------------------------------------------------------
Total Net Assets                                               $ 466,705,902   $ 62,642,989
-------------------------------------------------------------------------------------------
Shares Outstanding                                                47,139,412      6,121,139
-------------------------------------------------------------------------------------------
Net Asset Value                                                        $9.90         $10.23
-------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    10 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF OPERATIONS (UNAUDITED)



For the Six Months Ended April 30, 2003

                                                               Smith Barney    Smith Barney
                                                             Aggressive Growth Mid Cap Core
                                                                 Portfolio      Portfolio
-------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                                     $     170,575   $    21,526
  Dividends                                                          636,904       236,028
  Less: Foreign withholding tax                                      (17,504)       (1,032)
-----------------------------------------------------------------------------------------
  Total Investment Income                                            789,975       256,522
-----------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                                         1,712,371       216,208
  Shareholder communications                                          16,135         5,434
  Audit and legal                                                     14,643        10,340
  Custody                                                             12,491        17,347
  Directors' fees                                                      5,084         1,733
  Shareholder servicing fees                                           2,405         2,482
  Other                                                                1,750         1,418
-----------------------------------------------------------------------------------------
  Total Expenses                                                   1,764,879       254,962
-----------------------------------------------------------------------------------------
Net Investment Income (Loss)                                        (974,904)        1,560
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
(NOTES 3 AND 4):
 Realized Loss From:
   Security transactions (excluding short-term securities)          (218,541)   (1,752,404)
   Futures contracts                                                      --       (56,245)
-----------------------------------------------------------------------------------------
  Net Realized Loss                                                 (218,541)   (1,808,649)
-----------------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation (Depreciation)
 of Investments and Futures Contracts:
   Beginning of period                                          (186,711,871)     (529,248)
   End of period                                                (148,168,739)    2,082,749
-----------------------------------------------------------------------------------------
  Change in Net Unrealized
   Appreciation (Depreciation)                                    38,543,132     2,611,997
-----------------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                     38,324,591       803,348
-----------------------------------------------------------------------------------------
Increase in Net Assets From Operations                         $  37,349,687   $   804,908
-----------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    11 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended April 30, 2003 (unaudited) and the Year Ended October 31, 2002

Smith Barney Aggressive Growth Portfolio                   2003           2002
-----------------------------------------------------------------------------------
OPERATIONS:
  Net investment loss                                  $   (974,904) $  (2,098,569)
  Net realized loss                                        (218,541)    (2,615,597)
  (Increase) decrease in net unrealized depreciation     38,543,132   (139,378,239)
----------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations      37,349,687   (144,092,405)
----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                       27,801,377    227,995,910
  Cost of shares reacquired                             (13,659,904)   (34,982,576)
----------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions    14,141,473    193,013,334
----------------------------------------------------------------------------------
Increase in Net Assets                                   51,491,160     48,920,929
NET ASSETS:
  Beginning of period                                   415,214,742    366,293,813
----------------------------------------------------------------------------------
  End of period*                                       $466,705,902  $ 415,214,742
----------------------------------------------------------------------------------
* Includes accumulated net investment loss of:            $(974,904)            --
----------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    12 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

For the Six Months Ended April 30, 2003 (unaudited) and the Year Ended October 31, 2002

Smith Barney Mid Cap Portfolio                                        2003         2002
-------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                                    $     1,560  $   (52,082)
  Net realized loss                                                (1,808,649)  (8,961,877)
  Increase in net unrealized appreciation                           2,611,997    2,519,784
------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From Operations                   804,908   (6,494,175)
------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                                    --      (58,090)
------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                           --      (58,090)
------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                                  7,385,845   32,112,318
  Net asset value of shares issued for reinvestment of dividends           --       58,090
  Cost of shares reacquired                                        (2,192,203)  (3,349,324)
------------------------------------------------------------------------------------------
  Increase in Net Assets From Fund Share Transactions               5,193,642   28,821,084
------------------------------------------------------------------------------------------
Increase in Net Assets                                              5,998,550   22,268,819
NET ASSETS:
  Beginning of period                                              56,644,439   34,375,620
------------------------------------------------------------------------------------------
  End of period*                                                  $62,642,989  $56,644,439
------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                     $1,560           --
------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

    13 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The Smith Barney Aggressive Growth Portfolio and Smith Barney Mid Cap Core Portfolio, ("Fund(s)") are separate investment funds of the Travelers Series Fund Inc. ("Series"). The Series, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of these Funds and twelve other separate investment funds: Smith Barney Large Cap Value, Alliance Growth, Van Kampen Enterprise, Smith Barney International All Cap Growth, Travelers Managed Income, Putnam Diversified Income, Salomon Brothers Strategic Total Return Bond Fund, Smith Barney High Income, MFS Total Return, Smith Barney Money Market, AIM Capital Appreciation and Smith Barney Large Capitalization Growth Portfolios. Shares of the Fund are offered only to insurance company separate accounts that fund certain variable annuity and variable life insurance contracts. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies followed by the Funds are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices in the primary exchange on which they are traded and; securities for which no sales price was reported and U.S. government agencies and obligations are valued at the mean between the bid and asked prices; (c) securities maturing within 60 days are valued at cost plus accreted discount or minus amortized premium, which approximates value;
(d) securities for which market quotations are not available will be valued in good faith at fair value by or under the direction of the Board of Directors;
(e) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (f) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Funds distribute dividends and capital gains, if any, annually; (h) gains or losses on the sale of securities are calculated by using the specific identification method; (i) the accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated

    14 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (j) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (k) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (l) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Transactions with Affiliated Persons

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup") acts as investment manager of the Smith Barney Aggressive Growth Portfolio ("SBAG") and Smith Barney Mid Cap Core Portfolio ("SBMCC"). SBAG and SBMCC pay SBFM a management fee calculated at the annual rates of 0.80% and 0.75%, respectively, of the average daily net assets of each Fund. These fees are calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent and PFPC Global Fund Services ("PFPC") acts as the Funds' sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2003, each Fund paid transfer agent fees of $2,500 to CTB.

    15 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

For the six months ended April 30, 2003, Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., another indirect wholly-owned subsidiary of Citigroup, received brokerage commissions totaling $5,061.

Most of the officers and one Director of the Series are employees of Citigroup or its affiliates.

3. Investments

During the six months ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term securities, but excluding short-term securities) were as follows:

                                            SBAG       SBMCC
---------------------------------------------------------------
Purchases                                $6,422,032 $24,010,377
--------------------------------------------------------------
Sales                                       865,441  17,401,384
--------------------------------------------------------------

At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                              SBAG         SBMCC
--------------------------------------------------------------------
Gross unrealized appreciation            $  38,187,162  $ 5,125,936
Gross unrealized depreciation             (186,355,901)  (3,204,840)
-------------------------------------------------------------------
Net unrealized appreciation
 (depreciation)                          $(148,168,739) $ 1,921,096
-------------------------------------------------------------------

4. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

    16 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

The Funds enter into such contracts to hedge a portion of their portfolio. The Funds bear the market risk that arise from changes in the value of the financial instruments and securities indices (futures contracts).

At April 30, 2003, SBMCC had the following open futures contracts:

                     Number of              Basis      Market   Unrealized
                     Contracts Expiration   Value      Value       Gain
      --------------------------------------------------------------------
      To Buy:
      S&P MidCap 400    12        6/03    $2,470,847 $2,632,500  $161,653
      --------------------------------------------------------------------

At April 30, 2003, SBAG did not hold any futures contracts.

5. Capital Shares

At April 30, 2003, the Series had six billion shares of capital stock authorized with a par value of $0.00001 per share. Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares of each Fund were as follows:

                                            Six Months Ended    Year Ended
                                             April 30, 2003  October 31, 2002
   --------------------------------------------------------------------------
   Smith Barney Aggressive Growth Portfolio
   Shares sold                                  2,958,564       19,660,697
   Shares reacquired                           (1,502,675)      (3,715,768)
   --------------------------------------------------------------------------
   Net Increase                                 1,455,889       15,944,929
   --------------------------------------------------------------------------
   Smith Barney Mid Cap Core Portfolio
   Shares sold                                    740,312        2,750,365
   Shares issued on reinvestment                       --            5,832
   Shares reacquired                             (226,197)        (322,317)
   --------------------------------------------------------------------------
   Net Increase                                   514,115        2,433,880
   --------------------------------------------------------------------------

    17 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

 FINANCIAL HIGHLIGHTS


For a share of capital stock outstanding throughout the year ended October 31, unless otherwise noted:

Smith Barney Aggressive Growth Portfolio            2003/(1)/     2002       2001    2000/(2)(3)/
-------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                  $9.09      $12.32     $15.03      $10.00
-----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment loss                                  (0.02)      (0.05)     (0.05)      (0.03)
 Net realized and unrealized gain (loss)               0.83       (3.18)     (2.66)       5.07
-----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                    0.81       (3.23)     (2.71)       5.04
-----------------------------------------------------------------------------------------------
Less Distributions From:
 Capital                                                 --          --         --       (0.01)
-----------------------------------------------------------------------------------------------
Total Distributions                                      --          --         --       (0.01)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                        $9.90      $ 9.09     $12.32      $15.03
-----------------------------------------------------------------------------------------------
Total Return                                           8.91%++   (26.22)%   (18.03)%     50.41%
-----------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                   $466,706    $415,215   $366,294    $164,553
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(4)/                                         0.82%+      0.83%      0.84%       0.99%
 Net investment loss                                  (0.46)+     (0.50)     (0.40)      (0.21)
-----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                   0%          9%         3%          0%
-----------------------------------------------------------------------------------------------

(1) For the six months ended April 30, 2003 (unaudited).
(2) For the period from November 1, 1999 (commencement of operations) to October 31, 2000.
(3) Per share amounts have been calculated using the monthly average shares method.
(4) As a result of a voluntary expense limitation, the expense ratio will not exceed 1.00%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

    18 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

For a share of capital stock outstanding throughout the year ended October 31, unless otherwise noted:

Smith Barney
Mid Cap Core Portfolio                     2003/(1)/     2002      2001   2000/(2)/
-----------------------------------------------------------------------------------
Net Asset Value, Beginning of Period        $10.10     $10.83    $14.22    $10.00
---------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income (loss)/(3)/           0.00*     (0.02)     0.02      0.06
  Net realized and unrealized gain (loss)     0.13      (0.70)    (3.36)     4.17
---------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.13      (0.72)    (3.34)     4.23
---------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                         --      (0.01)    (0.05)    (0.01)
---------------------------------------------------------------------------------
Total Distributions                             --      (0.01)    (0.05)    (0.01)
---------------------------------------------------------------------------------
Net Asset Value, End of Period              $10.23     $10.10    $10.83    $14.22
---------------------------------------------------------------------------------
Total Return                                  1.29%++   (6.64)%  (23.56)%   42.36%
---------------------------------------------------------------------------------
Net Assets, End of Period (000s)           $62,643    $56,644   $34,376   $17,498
---------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)(4)/                            0.88%+     0.90%     0.95%     0.95%
  Net investment income (loss)                0.01+     (0.10)     0.25      0.72
---------------------------------------------------------------------------------
Portfolio Turnover Rate                         32%        79%       45%       61%
---------------------------------------------------------------------------------

(1) For the six months ended April 30, 2003 (unaudited).
(2) For the period from November 1, 1999 (commencement of operations) to October 31, 2000.
(3) The manager has agreed to waive a portion of its management fee for the year ended October 31, 2001 and the period ended October 31, 2000. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:
                             Per Share Decreases to   Expense Ratios
                             Net Investment Income  Without Fee Waivers
                             -------------------    -----------------
        2001                         $0.00*                0.96%
        2000                          0.04                 1.46

(4) As a result of a voluntary expense limitation, the expense ratio will not exceed 0.95%.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

    19 Travelers Series Fund Inc. | 2003 Semi-Annual Report to Shareholders

TRAVELERS SERIES
FUND INC.


          DIRECTORS                INVESTMENT MANAGER
          A.E. Cohen               Smith Barney Fund Management LLC
          Robert A. Frankel
          Michael Gellert          CUSTODIAN
          R. Jay Gerken, Chairman  State Street Bank and
          Rainer Greeven            Trust Company
          Susan M. Heilbron
                                   ANNUITY
          OFFICERS                 ADMINISTRATION
          R. Jay Gerken            Travelers Annuity Investor Services
          President and Chief      5 State House Square
          Executive Officer        1 Tower Square
                                   Hartford, CT 06183
          Lewis E. Daidone
          Senior Vice President
          and Chief Administrative
          Officer

          Richard L. Peteka
          Chief Financial Officer
          and Treasurer

          Richard A. Freeman
          Vice President and
          Investment Officer

          Lawrence B. Weissman
          Vice President and
          Investment Officer

          Kaprel Ozsolak
          Controller

          Christina T. Sydor
          Secretary

  Travelers Series Fund Inc.




  This report is submitted for the general information of the shareholders of the Travelers Series Fund Inc. -- Smith Barney Aggressive Growth Portfolio and Smith Barney Mid Cap Core Portfolio. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Funds, which contains information concerning the Funds' investment policies and expenses as well as other pertinent information.

  TRAVELERS SERIES FUND INC.
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004





 IN0896 6/03                                                             03-4964

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.


Travelers Series Fund Inc.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Travelers Series Fund Inc.

Date: June 27, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      (R. Jay Gerken)
      Chief Executive Officer of
      Travelers Series Fund Inc.

Date: June 27, 2003

By:   /s/ RICHARD PETEKA
      Chief Financial Officer of
      Travelers Series Fund Inc.

Date: June 27, 2003